CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Treasury Stock	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Common Stock Including Additional Paid-In Capital
Beginning balances (in shares) at Jan. 31, 2019		14,049	830
Beginning balances at Jan. 31, 2019	$ 56,678	$ 140	$ 18,330	$ 123,085	$ (16,860)	$ (63,973)	$ (4,044)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(11,287)					(11,287)
Foreign currency translation	(343)						(343)
Equity Compensation (in shares)		9
Equity Compensation	26	$ 1		25
Restricted stock issued (in shares)		39
Stock offering (in shares)			164
Stock offering	3,774		$ 3,774
Preferred stock dividends	(2,050)					(2,050)
Stock-based compensation	854			854
Ending balances (in shares) at Jan. 31, 2020		14,097	994
Ending balances at Jan. 31, 2020	47,652	$ 141	$ 22,104	123,964	(16,860)	(77,310)	(4,387)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,642)					(6,642)
Foreign currency translation	(131)						(131)
Preferred stock dividends	(559)					(559)
Stock-based compensation	230			230
Ending balances (in shares) at Apr. 30, 2020		14,097	994
Ending balances at Apr. 30, 2020	40,550	$ 141	$ 22,104	124,194	(16,860)	(84,511)	(4,518)
Beginning balances (in shares) at Jan. 31, 2020		14,097	994
Beginning balances at Jan. 31, 2020	47,652	$ 141	$ 22,104	123,964	(16,860)	(77,310)	(4,387)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(13,246)
Ending balances (in shares) at Jul. 31, 2020		14,097	994
Ending balances at Jul. 31, 2020	33,688	$ 141	$ 22,104	124,413	(16,860)	(91,674)	(4,436)
Beginning balances (in shares) at Jan. 31, 2020		14,097	994
Beginning balances at Jan. 31, 2020	47,652	$ 141	$ 22,104	123,964	(16,860)	(77,310)	(4,387)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(20,306)					(20,306)
Foreign currency translation	31						31
Stock offering (in shares)		1,584	44
Stock offering	1,000	$ 16	$ 1,000	3,569				$ 3,585
Preferred stock dividends	(2,254)					(2,254)
Stock-based compensation	708			708
Ending balances (in shares) at Jan. 31, 2021		15,681	1,038
Ending balances at Jan. 31, 2021	30,416	$ 157	$ 23,104	128,241	(16,860)	(99,870)	(4,356)
Beginning balances (in shares) at Apr. 30, 2020		14,097	994
Beginning balances at Apr. 30, 2020	40,550	$ 141	$ 22,104	124,194	(16,860)	(84,511)	(4,518)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,604)					(6,604)
Foreign currency translation	82						82
Preferred stock dividends	(559)					(559)
Stock-based compensation	219			219
Ending balances (in shares) at Jul. 31, 2020		14,097	994
Ending balances at Jul. 31, 2020	33,688	$ 141	$ 22,104	124,413	(16,860)	(91,674)	(4,436)
Beginning balances (in shares) at Jan. 31, 2021		15,681	1,038
Beginning balances at Jan. 31, 2021	30,416	$ 157	$ 23,104	128,241	(16,860)	(99,870)	(4,356)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,984)					(3,984)
Foreign currency translation	57						57
Restricted stock issued (in shares)		5
Restricted stock issued	11			11
Restricted stock forfeited for taxes	(2)				(2)
Stock offering (in shares)		18	21
Stock offering	503		$ 503	42				42
Preferred stock dividends	(584)					(584)
Stock-based compensation	109			109
Ending balances (in shares) at Apr. 30, 2021		15,704	1,059
Ending balances at Apr. 30, 2021	26,568	$ 157	$ 23,607	128,403	(16,862)	(104,438)	(4,299)
Beginning balances (in shares) at Jan. 31, 2021		15,681	1,038
Beginning balances at Jan. 31, 2021	30,416	$ 157	$ 23,104	128,241	(16,860)	(99,870)	(4,356)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,644)
Ending balances (in shares) at Jul. 31, 2021		15,704	1,223
Ending balances at Jul. 31, 2021	27,318	$ 157	$ 27,606	128,519	(16,862)	(107,780)	(4,322)
Beginning balances (in shares) at Apr. 30, 2021		15,704	1,059
Beginning balances at Apr. 30, 2021	26,568	$ 157	$ 23,607	128,403	(16,862)	(104,438)	(4,299)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,660)					(2,660)
Foreign currency translation	(23)						(23)
Stock offering (in shares)			164
Stock offering	3,999		$ 3,999	1				$ 1
Preferred stock dividends	(682)					(682)
Stock-based compensation	115			115
Ending balances (in shares) at Jul. 31, 2021		15,704	1,223
Ending balances at Jul. 31, 2021	$ 27,318	$ 157	$ 27,606	$ 128,519	$ (16,862)	$ (107,780)	$ (4,322)